Key management transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 1,371	$ 1,269
Directors' fees	383	366
Share-based payments	$ 2,950	$ 3,132